Acquisition (Tables)	12 Months Ended
Dec. 31, 2015
Acquisition [Abstract]
Schedule of Assets and Deposits Assumed in Acquisition

The transaction was completed in November, 2014 with assets acquired and deposits assumed being recorded at their estimated fair values as follows:

Cash	$6,628,035
Loans	58,536,569
Securities	6,881,331
Other stock, at cost	685,340
Premises and equipment	3,382,316
Goodwill	1,517,420
Cash surrender value of life insurance	1,837,062
Other intangible assets	964,697
Other real estate owned	52,000
Other assets, including accrued interest receivable	3,003,090
Total assets acquired	$83,487,860

Deposits assumed	$71,096,023
Federal Home Loan Bank borrowings	8,740,666
Junior subordinated deferrable interest debentures	2,438,549
Accrued expenses and other liabilities	1,212,622
Total liabilities assumed	$83,487,860